INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Inventory Disclosure [Abstract]
Schedule of inventory

	March 27,	June 27,
	2021	2020

Raw Materials	$965,641	$1,790,050
Work-in-Process	4,760,097	6,229,152
Finished Goods	11,321,882	10,957,776

Total Inventory	$17,047,620	$18,976,978

	2020	2019

Raw Materials	$2,055,500	$3,696,177
Work-in-Process	8,807,137	6,527,407
Finished Goods	11,775,483	15,257,538

Total Inventory	$22,638,120	$25,481,122